EVENTS AFTER THE REPORTING PERIOD	3 Months Ended
Mar. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
20.	EVENTS AFTER THE REPORTING PERIOD

At the end of the three months ended March 31, 2019, the Company filed a prospectus supplement in connection with an at-the-market equity program (“ATM Program”) that it established with GMP Securities L.P. (the “Agent”). In connection with the ATM Program, the Company entered into an equity distribution agreement with the Agent. The ATM Program allows the Company to issue Common Shares from treasury having an aggregate gross sales price of up to $39 million to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the TSXV or on any other marketplace for the Common Shares in Canada. The ATM Program is effective until the earlier of April 13, 2021 or completion of the sale of the maximum amount of shares thereunder. Sales of Common Shares will be made through “at-the-market distributions” as defined in National Instrument 44-102 –
Shelf Distributions
on the TSXV or on any other existing marketplace for the Common Shares in Canada. The Common Shares will be distributed at the prevailing market prices at the time of the sale and, as a result, prices may vary among purchasers and during the period of distribution
.
Subsequent to March 31, 2019, the Company has issued an aggregate of 2,565,100 common shares for gross proceeds of $10,043,680, with an average price of $3.92.

The Company entered into an agreement with Pure Sunfarms to purchase
25%
of its aggregate cannabis production from Delta 3 (Pure Sunfarms’ existing 1.1 million square foot greenhouse) and Delta 2 in
2020, 2021 and 2022.

On May 1, 2019, the Company announced that the vendors of
Verdélite
had elected to receive $7.5 million of the $22.3 million that they were to receive as the final payment for their shares of Verdélite, in shares of the Company. The shares of the Company were valued on the five-day volume-weighted average price of the common shares of the Company on the TSXV discounted
10%, calculated as of April 30, 2019.
Additionally, the 4,955,947 Common Shares that were held in escrow until May 1, 2019, were released to the vendors of Verdélite.

Subsequent to the three months ended March 31, 2019, the Company granted an aggregate of
4,915,000 options to purchase Common Shares, to various employees and consultants, at an average exercise price of $4.15 per share. These options vest over three years and expire after five years. The Company also issued an aggregate of 475,000 restricted share units to various employees and consultants, that vest over two years.